RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－16 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the financial years ended December 31, 2024, 2023 and 2022, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	Financial Years ended December 31,
	2024	2023	2022
Nature of transactions	US$’000	US$’000	US$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	47	150	-
- Purchases of goods	443	677	888
- Land rental	450	452	404
- Utilities	60	59	57
- Loan interest income	91	21	-
- Sale of Property, Plant & Equipment	106	-	-

MWE Investment Pte Ltd(2)
- Sale of goods	-	-	11

Yin Zhan Holding Pte Ltd(3)
- Purchases of goods	-	-	413
- Other services income	-	7	-

Loan from director
- James Lim Eng Hock	52	9,881	-
- Lee Noi Geck	37	-	-

These related parties are controlled by the common directors and officers of the Company.

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(3)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.